MINERAL PROPERTIES, PLANT AND EQUIPMENT - Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Right-of-use assets
Beginning balance	$ 7,962	$ 14,876
Additions	2,824	890
Amortization and depletion	(5,245)	(4,881)
Foreign exchange translation difference	(324)	(2,923)
Ending balance	5,217	7,962
Lease liabilities
Total undiscounted lease liabilities	8,499	11,428
Lease liabilities in the Consolidated Statement of Financial Position	8,157	11,221
Current (note 11 (a))	5,381	5,296
Non-current (note 11 (b))	2,776	5,925
Interest on lease liabilities	903	1,332
Variable lease payments not included in the measurement of lease liabilities	46,244	49,723
Expenses relating to short-term leases	19,044	15,564
Less than one year
Lease liabilities
Total undiscounted lease liabilities	5,538	5,855
One to five years
Lease liabilities
Total undiscounted lease liabilities	2,810	5,475
More than five years
Lease liabilities
Total undiscounted lease liabilities	151	98
Mining property [member]
Right-of-use assets
Beginning balance	3,925	7,376
Additions	1,925	801
Amortization and depletion	(3,005)	(2,663)
Foreign exchange translation difference	(188)	(1,589)
Ending balance	2,657	3,925
Power generating assets [member]
Right-of-use assets
Beginning balance	2,508	5,035
Additions	6
Amortization and depletion	(1,357)	(1,437)
Foreign exchange translation difference	(98)	(1,090)
Ending balance	1,059	2,508
Vehicles [member]
Right-of-use assets
Beginning balance	476	1,095
Additions	196
Amortization and depletion	(472)	(378)
Foreign exchange translation difference	(38)	(241)
Ending balance	162	476
Communication and network equipment [member]
Right-of-use assets
Beginning balance	478	658
Additions		89
Amortization and depletion	(230)	(266)
Foreign exchange translation difference		(3)
Ending balance	248	478
Land [member]
Right-of-use assets
Beginning balance	575	712
Additions	697
Amortization and depletion	(181)	(137)
Ending balance	$ 1,091	$ 575